Employee Benefits - Roll forward, Remeasurements of Employee Benefit Plans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	$ 7,600
Amount accumulated in other comprehensive income as of the end of the period, net of tax	7,048	$ 7,600
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	2,078	2,099	$ 1,624
Actuarial (gains) arising from exchange rates	(77)	11	(6)
Remeasurements during the year, net of tax	211	744	312
Actuarial losses and (gains) arising from changes in financial assumptions	(1,848)	(776)	139
Actuarial losses and (gains) arising from changes in demographic assumptions	(71)	0	27
Acquisitions	336
Return on plan assets	713
Changes in the effect of limiting a net defined benefit asset to the asset ceiling	319
Effect on settlement	0	0	3
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 1,661	$ 2,078	$ 2,099